SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 170,167	$ 150,318	$ 160,167
Property and equipment, net	32,546	34,156	40,870
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	83,331	70,595	80,202
Property and equipment, net	9,051	9,440	10,244
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,876	4,749	4,116
Property and equipment, net	155	146	183
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	63,454	58,242	62,409
Property and equipment, net	19,178	20,132	25,892
Argentina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	15,190	13,546	12,345
Property and equipment, net	4,162	4,438	4,551
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,316	$ 3,186	$ 1,095